Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Receivables [Abstract]
Summary of trade and other receivables

	2020 £m	2019 £m

Trade receivables	2,763	3,369

Loans and other receivables	696	629

Prepayments and accrued income	504	343

	3,963	4,341

Current	3,721	4,093

Non-current	242	248

	3,963	4,341

Summary of trade and other receivables reported in balance sheet net of allowances

Trade and other receivables have been reported in the balance sheet net of allowances as follows:

	2020 £m	2019 £m

Trade receivables - gross	2,804	3,396

Trade receivables - allowance	(41)	(27)

Loans and other receivables - gross	696	639

Loans and other receivables - allowance	-	(10)

Prepayments and accrued income	504	343

Net trade and other receivables per balance sheet	3,963	4,341

Summary of movements in allowance account

The movements in the allowance account are as follows:

			2020			2019
	Trade receivables	Loans and other receivables	Total	Trade receivables	Loans and other receivables	Total
	£m	£m	£m	£m	£m	£m

1 January	27	10	37	30	10	40

Differences on exchange	(2)	-	(2)	(2)	-	(2)

Provided in the year	31	-	31	24	-	24

Released	(15)	(10)	(25)	(25)	-	(25)

31 December	41	-	41	27	10	37